Consolidated Statement of Cash Flows - USD ($)	5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ 0	$ (1,239)		$ (66,441)
Adjustments to reconcile net loss to net cash used in operating activities:
Due to related party	0	1,239		66,441
Net cash provided by (used in) operating activities
Cash Flows from Financing Activities:
Receivable from shareholder				0
Sale of ordinary shares				0
Net cash provided by (used in) financing activities
Net change in cash
Cash, beginning of the period
Cash, end of the period
Breeze Holdings Acquisition Corp.
Cash Flows from Operating Activities:
Net loss		(5,582,198)	(4,912,173)		(2,304,638)	$ (2,549,111)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income held in Trust Account					(598,182)	(554,701)
Interest on cash held in Trust Account		(68,897)	(340,567)
Change in fair value of warrant liabilities		4,908,250	3,656,250		677,000	1,015,500
Prepaid expenses		(39,871)	(9,415)		58,415	10,951
Prepaid franchise taxes					57,550	(47,550)
Prepaid income taxes					53	(36,742)
Accounts payable and accrued expenses		(23,633)	383,647		449,877	139,139
Franchise tax payable		17,752			50,450
Income tax payable						(2,089)
Net cash provided by (used in) operating activities		(788,597)	(1,222,258)		(1,609,475)	(2,024,603)
Cash Flows from Investing Activities:
Investment of cash in Trust Account		(96,276)	(202,873)		(359,273)	(528,514)
Cash withdrawn from Trust Account to redeeming stockholders		7,937,810	3,081,712		3,081,712	5,627,005
Cash withdrawn from Trust Account to pay franchise and income taxes			59,000		321,226	209,650
Net cash provided by investing activities		7,841,534	2,937,839		3,043,665	5,308,141
Cash Flows from Financing Activities:
Proceeds from working capital loan		693,235	1,199,000		1,385,695	1,811,900
Proceeds from promissory note for extensions – related party		96,276	202,873		359,273	521,666
Redemptions of common stock		(7,937,810)	(3,081,712)		(3,081,712)	(5,627,005)
Net cash provided by (used in) financing activities		(7,148,299)	(1,679,839)		(1,336,744)	(3,293,439)
Net change in cash		(95,362)	35,742		97,446	(9,901)
Cash, beginning of the period		101,674	4,228		4,228	14,129
Cash, end of the period	$ 39,970	6,312	39,970	$ 101,674	101,674	4,228
Supplemental disclosure of non-cash financing activities:
Excise taxes payable		5,844	30,817		160,441	56,270
Re-measurement of common stock to redemption value		$ 165,173	$ 714,267		866,056	544,550
Trust amount payable to redeeming stockholders					$ 7,353,424